UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund
January 31, 2013 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (102.7%)

Australia (3.0%)
Dexus Property Group	6,000,000	$6,538,354
FKP Property Group	626,530	1,123,754
Goodman Group	2,000,000	9,385,197
Mirvac Group	2,500,000	4,145,128
		21,192,433

Brazil (17.8%)
Aliansce Shopping Centers SA	857,789	11,135,082
BHG SA-Brazil Hospitality Group *	835,619	8,346,329
BR Malls Participacoes SA	959,200	12,417,795
BR Properties SA	1,008,449	13,090,821
Cyrela Commercial Properties SA Empreendimentos e Participacoes	477,310	5,908,400
Direcional Engenharia SA	1,697,302	12,827,677
Gafisa SA *	1,100,000	2,745,374
Iguatemi Empresa de Shopping Centers SA	1,181,076	17,116,958
JHSF Participacoes SA	1,600,000	6,966,128
MRV Engenharia e Participacoes SA	1,865,863	10,681,617
Multiplan Empreendimentos Imobiliarios SA	670,000	19,362,995
PDG Realty SA Empreendimentos e Participacoes	4,691,837	7,445,303
		128,044,479

Chile (0.9%)
Parque Arauco SA	2,378,557	6,485,139

China (3.8%)
CapitaRetail China Trust	5,414,000	7,677,106
Evergrande Real Estate Group, Ltd.	6,475,000	3,431,448
Franshion Properties China, Ltd.	17,185,760	6,337,684
Guangzhou R&F Properties Co., Ltd.	3,500,000	6,372,334
Sunac China Holdings, Ltd. *	4,000,000	3,259,664
		27,078,236

France (3.5%)
Accor SA	175,526	6,851,969
Kaufman & Broad SA	127,273	3,000,006
Mercialys SA	190,496	4,240,659
Nexity SA	358,719	10,959,052
		25,051,686

Germany (1.2%)
DIC Asset AG	464,626	5,381,949
Prime Office REIT AG	634,845	2,968,704
		8,350,653

Hong Kong (1.5%)
CSI Properties, Ltd.	68,970,051	3,068,142
Hongkong Land Holdings, Ltd.	800,000	6,264,000
Mandarin Oriental International, Ltd.	806,000	1,354,080
		10,686,222

India (0.7%)
Hirco PLC *	1,999,368	1,474,514
Unitech Corporate Parks PLC *	1,695,400	947,839
Yatra Capital, Ltd. *	573,998	2,614,803
		5,037,156

Japan (10.2%)
Aeon Mall Co., Ltd.	122,800	2,961,059
Daito Trust Construction Co., Ltd.	50,000	4,931,926
Daiwa House REIT Investment Corp. *	600	4,133,632
Frontier Real Estate Investment Corp.	357	3,306,676
GLP J-REIT *	5,607	4,997,217

Hulic Co., Ltd.	316,001	2,000,816
Japan Prime Realty Investment Corp.	600	1,705,943
Japan Retail Fund Investment Corp.	1,000	1,894,035
Kenedix Realty Investment Corp.	750	2,932,090
Kenedix, Inc. *	24,000	7,493,029
Mitsubishi Estate Co., Ltd.	550,000	13,316,201
Mitsui Fudosan Co., Ltd.	320,000	7,310,186
Nippon Building Fund, Inc.	600	6,187,326
Nomura Real Estate Holdings, Inc.	200,000	3,645,907
Sumitomo Realty & Development Co., Ltd.	200,000	6,091,093
		72,907,136

Mexico (1.8%)
Concentradora Fibra Hotelera Mexicana SA de CV *	4,326,924	7,520,883
Corp. Inmobiliaria Vesta SAB de CV	1,800,000	3,472,701
Fibra Uno Administracion SA de CV	600,000	1,876,268
		12,869,852

Philippines (2.4%)
Ayala Land, Inc.	3,810,000	2,715,743
SM Prime Holdings, Inc.	34,030,625	14,671,185
		17,386,928

Russia (0.1%)
RGI International, Ltd. *	327,461	694,217

Singapore (9.1%)
ARA Asset Management, Ltd. (1)	21,782,640	30,096,000
Ascott Residence Trust	4,210,582	4,711,878
Banyan Tree Holdings, Ltd. *	8,655,400	4,790,489
CapitaCommercial Trust	4,766,300	6,412,063
CapitaMalls Asia, Ltd.	285,713	498,639
Global Logistic Properties, Ltd.	6,594,924	14,706,896
Parkway Life REIT	2,253,000	4,241,498
		65,457,463

Sweden (2.6%)
JM AB	499,945	10,281,433
NCC AB-B Shares	200,000	4,661,953
Skanska AB-B Shares	200,000	3,400,521
		18,343,907

Thailand (2.6%)
Central Pattana PCL	4,005,000	11,449,572
Minor International PCL	10,148,980	7,521,545
		18,971,117

Turkey (1.2%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,075,152	8,974,398

United Kingdom (7.3%)
Great Portland Estates PLC	1,069,547	8,252,507
Hammerson PLC	900,000	6,932,882
Londonmetric Property PLC	4,624,322	8,104,264
LXB Retail Properties PLC *	3,210,000	6,007,451
Regus PLC	8,625,015	16,168,902
Songbird Estates PLC *	3,232,069	6,548,544
		52,014,550

United States (33.0%)
AG Mortgage Investment Trust, Inc. (2)	210,000	5,334,000
Alexander’s, Inc.	10,323	3,436,114
Alexandria Real Estate Equities, Inc. (2)	68,739	4,983,577
American Capital Agency Corp. (2)	614,970	19,451,501
American Capital Mortgage Investment Corp.	300,000	7,824,000
American Homes 4 Rent *(1)(3)	600,000	8,835,000
Apollo Residential Mortgage, Inc. (2)	100,400	2,273,056
Brookfield Asset Management, Inc.-Class A	120,000	4,431,600
Brookfield Office Properties, Inc. (2)	326,485	5,370,678

CBL & Associates Properties, Inc. (2)	504,353	10,838,546
Chatham Lodging Trust (2)	24,973	393,325
Colony Financial, Inc. (2)	965,507	20,777,711
DiamondRock Hospitality Co. (2)	381,974	3,483,603
Digital Realty Trust, Inc. (2)	95,748	6,502,247
Excel Trust, Inc. (2)	30,923	389,011
Host Hotels & Resorts, Inc. (2)	410,569	6,893,453
Invesco Mortgage Capital, Inc. (2)	880,000	19,096,000
Jones Lang LaSalle, Inc. (2)	10,000	921,400
MFA Financial, Inc. (2)	1,882,000	16,919,180
Ocwen Financial Corp. *(2)	352,375	13,732,054
ProLogis, Inc. (2)	273,572	10,915,523
Silver Bay Realty Trust Corp. *	59,017	1,225,193
Simon Property Group, Inc. (2)	145,742	23,344,953
Starwood Hotels & Resorts Worldwide, Inc. (2)	210,000	12,896,100
Starwood Property Trust, Inc. (2)	502,500	12,884,100
Two Harbors Investment Corp. (2)	996,931	12,381,883
Walter Investment Management Corp. *	29,585	1,325,704
		236,859,512
TOTAL COMMON STOCKS (Identified Cost $557,827,985)		736,405,084

EQUITY-LINKED STRUCTURED NOTES (0.6%)

India (0.6%)
Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	850,000	4,402,613
TOTAL EQUITY-LINKED STRUCTURED NOTES (Identified Cost $2,800,155)		4,402,613

TOTAL INVESTMENTS (Identified Cost $560,628,140) - (103.3%)		740,807,697

LIABILITIES IN EXCESS OF OTHER ASSETS - (-3.3%)		(23,504,363)

NET ASSETS (100.0%)		$717,303,334

* Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of January 31, 2013, securities restricted under Rule 144A had a total value of $38,931,000 which comprised 5.4% of the Fund’s net assets.

(2) All or a portion of the security is available to serve as collateral on the outstanding loans.

(3) Illiquid security.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on February 13, 2007, and had no operating history prior to April 20, 2007. The Board of Trustees authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 – Quoted prices in active markets for identical investments.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Level 2 – Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total Value
Common Stocks
Australia	$21,192,433	$-	$-	$21,192,433
Brazil	128,044,479	-	-	128,044,479
Chile	6,485,139	-	-	6,485,139
China	27,078,236	-	-	27,078,236
France	25,051,686	-	-	25,051,686
Germany	8,350,653	-	-	8,350,653
Hong Kong	10,686,222	-	-	10,686,222
India	5,037,156	-	-	5,037,156
Japan	72,907,136	-	-	72,907,136
Mexico	12,869,852	-	-	12,869,852
Philippines	17,386,928	-	-	17,386,928
Russia	694,217	-	-	694,217
Singapore	65,457,463	-	-	65,457,463
Sweden	18,343,907	-	-	18,343,907
Thailand	-	18,971,117	-	18,971,117
Turkey	8,974,398	-	-	8,974,398
United Kingdom	52,014,550	-	-	52,014,550
United States	228,024,512	-	8,835,000	236,859,512
Equity-Linked Structured Notes	-	4,402,613	-	4,402,613
Total	$708,598,967	$23,373,730	$8,835,000	$740,807,697

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of October 31, 2012	$
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(165,000)
Purchases	9,000,000
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2013	$8,835,000

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Change in net unrealized depreciation on level 3 holdings held at period end	$(165,000)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2013:

Asset	Fair Value at 1/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	8,835,000	Discount on last transaction	Haircut	5%	5%	Fair Value would Decrease

Federal and Other Income Taxes: It is the Fund’s policy to comply with Federal income and excise tax requirements of the internal revenue code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders, in accordance with the timing requirement imposed by the Code. Therefore, no federal income or state tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2012 the net unrealized appreciation/depreciation of investments based on federal tax costs was as follows*:

Gross appreciation on investments (excess of value over tax cost)	$220,953,743

Gross depreciation on investments (excess of tax cost over value)	(40,774,186)
Net unrealized appreciation	$180,179,557
Cost of investments for income tax purposes	$560,628,140

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: On July 5, 2011, the Fund, acting in accordance with an exemptive order received from the SEC and with approval of the Board of Trustees, adopted a level distribution policy under which the Fund intends to make regular monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share. With this policy the Fund can now include long-term capital gains in its distribution as frequently as twelve times a year. The Board of Trustees views approval of this policy as a potential means of further supporting the market price of the Fund through the payment of a steady and predictable level of cash distributions to shareholders.

The level distribution rate may be modified or eliminated by the Board of Trustees from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which term may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distributed from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

The current monthly distribution rate is $0.05 per share. The Board continues to evaluate its monthly distribution policy in the light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statement of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold forward currency contracts as of January 31, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2013

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2013

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.